INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2023
INCOME TAXES
Schedule of Deferred Tax Asset
Timberline Resources Corp.	2023	2022
Net deferred tax assets:
Exploration costs	$50,000	$127,000
Investments in subsidiaries	181,000	184,000
Share-based compensation	228,000	362,000
Federal and state net operating loss carryforwards	13,294,000	12,163,000
Foreign net operating loss carryforwards	1,803,000	1,803,000
Total deferred tax asset	15,556,000	14,639,000
Valuation allowance	(15,556,000)	(14,639,000)
Net deferred tax asset	$-	$-

BH Minerals USA, Inc.
Net deferred tax assets (liabilities):
Property, mineral rights, and equipment	$(2,258,000)	$(2,260,000)
Exploration costs	336,000	255,000
Federal and state net operating loss carryforwards	5,428,000	5,353,000
Total deferred tax asset	3,506,000	3,348,000
Valuation allowance	(3,506,000)	(3,348,000)
Net deferred tax asset	$-	$-

Schedule of Federal Income Tax Rate
	2023	2022

Net Loss	$(2,180,000)	$(5,962,000)
Statutory Federal income tax rate	21.0%	21.0%
Expected income tax benefit based on statutory rate	(458,000)	(1,252,000)
Effect of state taxes	(81,000)	(61,000)
Effect of change in tax rates	89,000	-
Change in valuation allowance	1,075,000	1,308,000
Prior year change in estimates	(625,000)	5,000
Income tax provision	$-	$-